Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Current tax
Current tax	$ 103	$ 96	$ 233	$ 229
Deferred tax
Deferred tax	(62)	20	(25)	88
Income tax expense	$ 41	$ 116	$ 208	$ 317